Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended												0 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Veredus [Member]	Sep. 30, 2012 Wireless ("WPS") [Member]	Dec. 31, 2012 Wireless ("WPS") [Member]	Dec. 31, 2012 Carrollton [Member]	Dec. 31, 2013 Digital Restructuring Plan [Member]	Dec. 31, 2012 Digital Restructuring Plan [Member]	Dec. 31, 2013 Other Restructuring Initiatives [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member] Long Lived Assets [Member]	Dec. 31, 2013 Manufacturing Restructuring Plan [Member]	Dec. 31, 2012 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Sep. 30, 2013 Annual Impairment Test [Member]	Dec. 31, 2013 Annual Impairment Test [Member]	Dec. 31, 2012 Annual Impairment Test [Member]	Sep. 30, 2013 Annual Impairment Test [Member] Digital Convergence Group ("DCG") [Member] Goodwill [Member]	Sep. 30, 2013 Annual Impairment Test [Member] Digital Convergence Group ("DCG") [Member] Dedicated Intangible Assets [Member]	Dec. 31, 2013 Manufacturing Consolidation [Member]	Dec. 31, 2013 Manufacturing Consolidation [Member] Employee Termination Benefits [Member]	Dec. 31, 2013 St-Ericsson Exit [Member]	Dec. 31, 2012 St-Ericsson Exit [Member]	Dec. 31, 2013 St-Ericsson Exit [Member] Employee Termination Benefits [Member]	Dec. 31, 2013 St-Ericsson Exit [Member] Employee Termination Benefits [Member] SWEDEN [Member]	Dec. 31, 2012 Goodwill and Other Intangible Assets [Member] Wireless ("WPS") [Member]	Dec. 31, 2012 Goodwill [Member] Wireless ("WPS") [Member]	Dec. 31, 2012 Contractual Customer Relationships [Member] Wireless ("WPS") [Member]	Dec. 31, 2012 Capitalized Software [Member] Wireless ("WPS") [Member]	Dec. 31, 2012 Acquired technology [Member] Wireless ("WPS") [Member]	Dec. 31, 2013 $600-650 Million Net Opex Plan [Member]	Dec. 10, 2012 $600-650 Million Net Opex Plan [Member] Minimum [Member]	Dec. 10, 2012 $600-650 Million Net Opex Plan [Member] Maximum [Member]	Dec. 31, 2013 $600-650 Million Net Opex Plan [Member] Employee Termination Benefits [Member]	Dec. 31, 2013 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2012 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 St-Ericsson Restructuring Plan [Member]	Dec. 31, 2013 Other Restructuring Plans [Member]	Dec. 31, 2012 ST-Ericsson April 2012 Restructuring Plan [Member]	Dec. 31, 2012 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 69	$ 109	$ 1,268	$ 4	$ 5	$ 690	$ 1,234	$ 21						$ 2		$ 21	$ 3	$ 56	$ 56	$ 694	$ 38	$ 18	$ 29		$ 17	$ 544			$ 544	$ 922	$ 261	$ 45	$ 6							$ 1
Impairment charges on intangibles			4							7
Net operating expenses																																			600	650
Annual saving under restructuring plan										150
Other restructuring costs		183	108	71						13		11	5				34						8	8			69							88			88	9			9	64	20	26	6
Adjustments for unused provisions																												31
Termination benefits for employees		178	84	43							6		1				13						8		69									88				6	1	3		60			3
Other related closure costs		5	24	28								8	4			2	21																					3		3		4			3
Expected payment		65	75
Pre-tax charges incurred									16						313
Expected to result in pre-tax charges, maximum									30						300
Expected to result in pre-tax charges, minimum									25						270
Restructuring charges and other related closure costs		$ 147